Bridge Financing, Notes Payable, Accrued Interest and Cash Payment Obligation (Details 3) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Amortization of note discounts	$ 4,799,368	$ 743,400	$ 6,134,367	$ 1,020,749	$ 3,935,108	$ 370,810
Amortization of deferred financing costs		65,703		100,857	263,255	39,958
Other interest expense	99,555	71,218	212,186	116,893	361,201	133,447
Total	$ 4,899,193	$ 880,321	$ 6,346,553	$ 1,238,499	$ 4,559,564	$ 544,215